Transactions with Related Parties - Management Fees (Details) - Tsakos Energy Management Limited $ in Thousands	Jun. 30, 2019 USD ($)
Related Party Transaction [Line Items]
July to December 2019	$ 10,554
2020	21,278
2021	21,420
2022	21,420
2023	21,420
2024 to 2029	$ 113,339